Employee Benefit Plans (Summary Of Assets Segregated By Level Of Valuation Inputs Within The Fair Value Hierarchy) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Total	$ 14,726	$ 9,663	$ 8,952
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	9,458	5,714
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	4,772	3,949
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	496
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	714	2,023
Cash and Cash Equivalents [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	714	2,023
Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	5,991	2,220
Mutual Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	5,267	1,139
Mutual Funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	724	1,081
Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	1,305
Hedge Funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	809
Hedge Funds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	496
Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	4,399	3,034
Common Stock [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	3,477	2,552
Common Stock [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	922	482
Mortgage-Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	151	524
Mortgage-Backed Securities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	151	524
Government and GSE Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	1,367	1,344
Government and GSE Bonds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	1,367	1,344
Corporate Bond [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	799	518
Corporate Bond [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	$ 799	$ 518